Share based compensation (Details Narrative) - $ / shares	Jul. 02, 2025	May 01, 2025	Oct. 01, 2024	May 10, 2024	Mar. 31, 2026	Mar. 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued				480,000
Common stock, par value		$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002	$ 0.0002
Stock option granted		90,000	270,000
Weighted average grant-date fair value		$ 1.07	$ 1.11
Stock option forfeited		180,000
Chief Executive Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued				240,000
Stock option granted			90,000
Chief Executive Officer [Member] | Series A Preferred Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued	1,000,000
Weighted average grant-date fair value	$ 0.90
Chief Financial Officer [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued				240,000
Stock option granted			90,000
Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock option granted			90,000